AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Principal Amount	Value
Corporate Bonds and Notes - 45.6%
Financials - 11.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$5,450,000	$4,979,050
Aircastle, Ltd. (Bermuda)
5.250%, 08/11/25[1]	2,282,000	2,148,112
Ally Financial, Inc.
8.000%, 11/01/31	2,000,000	2,096,715
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[2,3,4]	1,195,000	920,958
American Tower Corp.
4.400%, 02/15/26	1,900,000	1,847,180
Bank of America Corp.
(3.559% to 04/23/26 then 3 month LIBOR + 1.060%), 3.559%, 04/23/27[2,4]	2,850,000	2,631,049
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[2,4]	2,775,000	2,184,347
The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[2,3,4]	4,300,000	4,117,250
The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[2,3,4]	4,400,000	3,608,905
Crown Castle, Inc.
4.000%, 03/01/27	2,300,000	2,140,870
First-Citizens Bank & Trust Co.
6.125%, 03/09/28	2,825,000	2,804,138
The Goldman Sachs Group, Inc.
6.750%, 10/01/37	1,850,000	1,843,865
JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[2,4]	3,104,000	2,624,760
Morgan Stanley
3.950%, 04/23/27	2,200,000	2,044,424
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[2,4]	2,948,000	2,709,981
Owl Rock Capital Corp.
4.250%, 01/15/26	2,300,000	2,103,447
SBA Communications Corp.
3.875%, 02/15/27	3,700,000	3,281,567
SLM Corp.
3.125%, 11/02/26	3,365,000	2,785,446
4.200%, 10/29/25	838,000	750,161
Starwood Property Trust, Inc.
4.750%, 03/15/25	1,700,000	1,545,045
	Principal Amount	Value

Truist Financial Corp.
Series P, (4.950% to 12/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.605%), 4.950%, 09/01/25[2,3,4]	$3,400,000	$3,266,686
VICI Properties LP/VICI Note Co., Inc.
3.500%, 02/15/25[1]	1,900,000	1,756,284
Wells Fargo & Co., MTN
(2.879% to 10/30/29 then 3 Month Term SOFR + 1.432%), 2.879%, 10/30/30[2,4]	3,435,000	2,822,324
Weyerhaeuser Co.
6.875%, 12/15/33	2,600,000	2,735,871

Total Financials		59,748,435
Industrials - 32.3%
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	1,700,000	1,454,187
AECOM
5.125%, 03/15/27	1,650,000	1,539,953
Air Products and Chemicals, Inc.
2.700%, 05/15/40	2,450,000	1,760,848
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[1]	5,750,000	4,822,322
Anglo American Capital PLC (United Kingdom)
2.875%, 03/17/31[1]	3,554,000	2,753,247
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	2,200,000	1,878,471
Aramark Services, Inc.
5.000%, 02/01/28[1,5]	3,220,000	2,868,086
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[1]	3,500,000	2,855,860
Ashtead Capital, Inc.
1.500%, 08/12/26[1]	3,536,000	2,964,654
AT&T, Inc.
4.300%, 02/15/30	2,200,000	2,010,079
Ball Corp.
2.875%, 08/15/30	3,875,000	2,973,849
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	3,019,000	2,777,115
Centene Corp.
3.375%, 02/15/30	3,650,000	2,983,875
CF Industries, Inc.
5.375%, 03/15/44	2,650,000	2,251,933
Cisco Systems, Inc.
5.500%, 01/15/40	1,650,000	1,640,249
Clearwater Paper Corp.
4.750%, 08/15/28[1]	1,950,000	1,707,467
The Coca-Cola Co.
2.500%, 06/01/40	2,400,000	1,675,102
Cogent Communications Group, Inc.
3.500%, 05/01/26[1]	3,365,000	2,961,698

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 32.3% (continued)
CommonSpirit Health
3.347%, 10/01/29	$1,950,000	$1,650,789
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	3,350,000	3,034,698
CVS Health Corp.
5.125%, 07/20/45	1,850,000	1,619,973
Dell International LLC/EMC Corp.
8.100%, 07/15/36	972,000	1,028,544
Dell, Inc.
7.100%, 04/15/28[5]	2,950,000	3,060,582
Delta Air Lines, Inc.
7.375%, 01/15/26[5]	3,100,000	3,133,712
Discovery Communications LLC
3.950%, 03/20/28	2,047,000	1,794,385
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[1]	3,000,000	2,640,000
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,725,000	1,682,649
Freeport-McMoRan, Inc.
4.625%, 08/01/30[5]	2,961,000	2,594,514
Graphic Packaging International LLC
3.500%, 03/01/29[1]	2,850,000	2,344,461
Hanesbrands, Inc.
4.875%, 05/15/26[1,5]	3,250,000	2,921,588
Hasbro, Inc.
3.900%, 11/19/29	3,425,000	2,995,562
HB Fuller Co.
4.250%, 10/15/28	3,400,000	2,860,760
HCA, Inc.
3.500%, 09/01/30	3,050,000	2,518,446
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	3,600,000	3,132,000
The Home Depot, Inc.
5.875%, 12/16/36	1,600,000	1,660,275
KB Home
4.800%, 11/15/29	1,222,000	983,810
6.875%, 06/15/27[5]	1,751,000	1,660,424
Kraft Heinz Foods Co.
4.375%, 06/01/46	5,075,000	3,945,295
Lamar Media Corp.
4.875%, 01/15/29[5]	3,250,000	2,896,865
Merck & Co., Inc.
1.900%, 12/10/28	7,010,000	5,879,982
Microsoft Corp.
2.525%, 06/01/50	2,450,000	1,600,691
MSCI, Inc.
3.250%, 08/15/33[1]	2,015,000	1,556,043
Mueller Water Products, Inc.
4.000%, 06/15/29[1]	3,000,000	2,553,030
	Principal Amount	Value

Murphy Oil USA, Inc.
4.750%, 09/15/29	$3,250,000	$2,876,250
Newell Brands, Inc.
4.450%, 04/01/26[6]	3,400,000	3,128,000
Novelis Corp.
3.250%, 11/15/26[1]	3,175,000	2,650,268
Owens Corning
7.000%, 12/01/36	1,800,000	1,855,288
Parker-Hannifin Corp.
3.250%, 06/14/29	1,900,000	1,672,967
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[1]	3,250,000	3,058,054
PulteGroup, Inc.
6.000%, 02/15/35	2,050,000	1,843,769
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[1]	3,000,000	2,218,234
Sonoco Products Co.
2.850%, 02/01/32[5]	3,682,000	2,917,386
Sysco Corp.
2.400%, 02/15/30	4,475,000	3,641,898
Teleflex, Inc.
4.250%, 06/01/28[1]	3,350,000	2,913,730
Tenet Healthcare Corp.
4.875%, 01/01/26[1]	3,350,000	3,113,054
Toll Brothers Finance Corp.
4.875%, 03/15/27	3,250,000	2,983,069
Travel + Leisure Co.
5.650%, 04/01/24[6]	2,700,000	2,639,412
Twilio, Inc.
3.625%, 03/15/29	600,000	484,500
3.875%, 03/15/31	2,694,000	2,114,715
United Parcel Service, Inc.
6.200%, 01/15/38	1,500,000	1,622,096
United Rentals North America, Inc.
3.875%, 02/15/31	3,650,000	2,968,472
Verizon Communications, Inc.
3.875%, 02/08/29	3,460,000	3,158,570
VF Corp.
2.950%, 04/23/30	2,100,000	1,725,134
VMware, Inc.
3.900%, 08/21/27	3,400,000	3,132,210
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	2,520,000	2,031,246
Walmart, Inc.
4.050%, 06/29/48	1,850,000	1,600,300
WESCO Distribution, Inc.
7.125%, 06/15/25[1]	1,600,000	1,600,880
Western Digital Corp.
4.750%, 02/15/26	1,916,000	1,774,178

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 32.3% (continued)
Yum! Brands, Inc.
3.625%, 03/15/31	$3,550,000	$2,837,160

Total Industrials		168,188,913
Utilities - 1.8%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[2,3,4]	3,950,000	3,478,976
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	4,750,000	3,474,563
Northern States Power Co.
2.900%, 03/01/50	3,800,000	2,539,080

Total Utilities		9,492,619

Total Corporate Bonds and Notes (Cost $283,328,781)		237,429,967
Asset-Backed Securities - 0.5%
FAN Engine Securitization, Ltd. (Ireland)
Series 2013-1A, Class 1A 4.625%, 10/15/43 (Cost $4,174,473)[1,7]	4,211,825	2,658,504

Municipal Bonds - 5.6%
California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,052,454
California State General Obligation, School Improvements 7.550%, 04/01/39	2,300,000	2,864,178
Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	3,660,000	3,511,203
Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	872,394
JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	2,875,794
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	3,225,000	3,302,018
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	4,500,000	3,678,560
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,550,000	3,800,077
Port Authority of New York & New Jersey 6.040%, 12/01/29	2,000,000	2,113,469
University of California, Series BI 1.697%, 05/15/29	3,650,000	2,995,075

Total Municipal Bonds (Cost $34,896,849)		29,065,222
	Principal Amount	Value

U.S. Government and Agency Obligations - 43.7%
Fannie Mae - 16.6%
FNMA
2.000%, 04/01/51	$12,621,137	$10,276,768
2.500%, 11/01/50	5,190,679	4,388,525
3.500%, 02/01/35 to 02/01/51	41,331,489	38,249,912
4.000%, 07/01/44 to 01/01/51	24,654,994	23,343,065
4.500%, 05/01/48 to 06/01/49	7,185,197	7,017,516
5.000%, 05/01/50	3,341,351	3,309,812

Total Fannie Mae		86,585,598
Freddie Mac - 8.1%
FHLMC
2.000%, 03/01/36	9,039,579	7,997,233
3.000%, 04/01/51	17,165,854	15,004,881
3.500%, 02/01/50	9,916,644	9,067,624
4.500%, 10/01/48 to 12/01/48	10,276,057	9,943,505

Total Freddie Mac		42,013,243
U.S. Treasury Obligations - 19.0%
U.S. Treasury Bonds
1.250%, 05/15/50	5,125,000	2,868,398
1.875%, 02/15/51	16,912,000	11,196,272
2.250%, 05/15/41	21,759,000	16,449,294
2.500%, 02/15/46	3,096,000	2,350,662
3.125%, 05/15/48	11,143,000	9,635,213
3.500%, 02/15/39	3,756,000	3,575,976
5.000%, 05/15/37	9,246,000	10,488,070
6.750%, 08/15/26	2,579,000	2,815,442
U.S. Treasury Notes
0.125%, 03/31/23 to 02/15/24	22,113,000	21,275,150
0.250%, 03/15/24	7,118,000	6,712,330
0.500%, 02/28/26	3,270,000	2,885,392
2.500%, 01/31/25	3,450,000	3,314,426
2.625%, 02/15/29	5,513,000	5,079,928

Total U.S. Treasury Obligations		98,646,553

Total U.S. Government and Agency Obligations (Cost $267,727,037)		227,245,394
Foreign Government Obligation - 0.8%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $4,553,810)	4,550,000	4,361,410

Short-Term Investments - 4.4%
Joint Repurchase Agreements - 2.1%[8]
Amherst Pierpont Securities LLC, dated 09/30/22, due 10/03/22, 3.140% total to be received $2,613,504 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.000%, 03/31/23 - 11/20/69, totaling $2,665,076)	2,612,820	2,612,820

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Joint Repurchase Agreements - 2.1%[8] (continued)
BNP Paribas SA, dated 09/30/22, due 10/03/22, 2.940% total to be received $549,191 (collateralized by various U.S. Treasuries, 0.000% - 6.125%, 09/15/23 - 05/15/52, totaling $560,037)	$549,056	$549,056
Cantor Fitzgerald Securities, Inc., dated 09/30/22, due 10/03/22, 3.050% total to be received $2,613,464 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 11/01/22 - 08/20/72, totaling $2,665,056)	2,612,800	2,612,800
National Bank Financial, dated 09/30/22, due 10/03/22, 3.090% total to be received $2,613,493 (collateralized by various U.S. Treasuries, 0.000% - 3.875%, 10/03/22 - 09/09/49, totaling $2,665,305)	2,612,820	2,612,820
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.040% total to be received $2,613,482 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 08/15/25 - 08/20/52, totaling $2,665,076)	2,612,820	2,612,820

Total Joint Repurchase Agreements		11,000,316
	Principal Amount	Value

Repurchase Agreements - 2.3%
Fixed Income Clearing Corp., dated 09/30/2022 due 10/03/2022, 2.90% total to be received $11,767,843 (collateralized by a U.S. Treasury, 1.50%, 11/30/28, totaling $12,000,375)	$11,765,000	$11,765,000

Total Short-Term Investments (Cost $22,765,316)		22,765,316
Total Investments - 100.6% (Cost $617,446,266)		523,525,813
Other Assets, less Liabilities - (0.6)%		(3,142,946)
Net Assets - 100.0%		$520,382,867

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $55,065,576 or 10.6% of net assets.
[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
[3]	Perpetuity Bond. The date shown represents the next call date.
[4]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Some of these securities, amounting to $11,111,998 or 2.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Security's value was determined by using significant unobservable inputs.
[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$237,429,967	—	$237,429,967
Asset-Backed Securities	—	—	$2,658,504	2,658,504
Municipal Bonds†	—	29,065,222	—	29,065,222
U.S. Government and Agency Obligations†	—	227,245,394	—	227,245,394
Foreign Government Obligation	—	4,361,410	—	4,361,410
Short-Term Investments
Joint Repurchase Agreements	—	11,000,316	—	11,000,316
Repurchase Agreements	—	11,765,000	—	11,765,000
Total Investments in Securities	—	$520,867,309	$2,658,504	$523,525,813

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2022:
Asset-Backed Securities
Balance as of December 31, 2021	$2,475,909
Accrued discounts (premiums)	2,354
Realized gain (loss)	27,106
Change in unrealized appreciation/depreciation	3,117,858
Purchases	—
Sales	—
Paydown	(2,964,723)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2022	$2,658,504

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2022	$1,205,424
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of September 30, 2022. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of September 30, 2022	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$2,658,504	Discounted Cash Flow	Discount Rate	15%	N/A	Decrease
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,111,998	$11,000,316	$3,362,688	$14,363,004
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-5.000%	10/31/22-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.